Revenue - Disaggregation of Revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Revenues	$ 1,045,447	¥ 7,278,192	¥ 5,393,037	¥ 4,148,808
Product [Member]
Revenues	491,561	3,422,151	2,516,862	2,257,632
Service [Member]
Revenues	$ 553,886	3,856,041	2,876,175	1,891,176
Transferred at Point in Time [Member] | OneTime Online Store Design and Setup Services [Member]
Revenues		38,591	40,969	27,730
Transferred over Time [Member] | Service [Member]
Revenues		¥ 3,817,450	¥ 2,835,206	¥ 1,863,446